Commitments and contingent liabilities - Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and contingent liabilities
Lease commitments	€ 33	€ 23
Other commitments	103	20
Other commitments obligations for technology implementation	62
Within 1 year
Commitments and contingent liabilities
Lease commitments	8	7
Other commitments	31	13
Later than 1 year but not later than 5 years
Commitments and contingent liabilities
Lease commitments	21	15
Other commitments	66	5
Later than 5 years
Commitments and contingent liabilities
Lease commitments	4	1
Other commitments	€ 6	€ 2